Certain Balance Sheet Items Other current assets (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expense	$ 178,000	$ 421,000
Prepaid Insurance	616,000	158,000
Transition service agreement	0	115,000
Deferred Costs - service contracts	79,000	99,000
Other	117,000	14,000
Other Assets, Current	$ 990,000	$ 807,000